Short-term loans (Detail) ₨ in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 PKR (₨)
Disclosure of short-term loans [line items]
Short-term loans	¥ 61,038,772	¥ 80,251,348	[1]
Secured [member] | RMB [member] | Fixed rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 435,856	¥ 24,000
Annual interest rate	3.41%-6.90%	4.71%-5.50%
Secured [member] | RMB [member] | Variable rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 75,000	¥ 0
Annual interest rate	3.60%-3.85%	0
Unsecured [member] | RMB [member] | Fixed rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 11,740,658	¥ 10,450,248
Annual interest rate	3.30%-4.90%	3.92%-4.35%
Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 47,227,150	¥ 69,777,100
Annual interest rate	3.92%-4.65%	3.74%-4.35%
Unsecured [member] | US$ [member] | Variable rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 1,238,131	¥ 0		$ 180,401
Annual interest rate	3.79%	0
Unsecured [member] | PKR [member] | Variable rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 321,977	¥ 0			₨ 6,500,000
Annual interest rate	11.51%	0

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).